Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Fees	Total Payments
Alta Mesa
Total	$ 143,364.94	$ 143,364.94
USC-Brown
Total	31,055	31,055
Rosita
Total	21,925	21,925
Breccia Pipes
Total	96,600	96,600
Shirley Basin
Total	3,200	3,200
Wild Buck
Total	3,600	3,600
Paco 35/75
Total	5,200	5,200
NoseRock
Total	8,400	8,400
Treeline
Total	7,800	7,800
Metamin -Other
Total	13,800	13,800
West Largo
Total	19,400	19,400
Dewey-Burdock
Total	74,000	74,000
Dewey-Terrace
Total	93,800	93,800
Gas Hills
Total	126,560	126,560
Juniper Ridge
Total	27,920	27,920
Shirely Basin
Total	31,080	31,080
JB
Total	6,800	6,800
Ticaboo
Total	$ 6,800	$ 6,800